4. PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
4.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets are summarized as follows:

	December 31, 2018	December 31, 2017
Prepaid insurance	$29,524	$25,402
Deposit on future raw material purchases	226,547	30,272
Total prepaid expenses and other current assets	$256,071	$55,674